Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional amount	$ 98,550	$ 98,550
Effective portion of changes in fair value of cash flow hedges	1,873	(3,215)	$ (5,543)
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense	625	607	454
Hedging gain/(loss) recognized in other comprehensive income due to retranslation of bonds	(3,248)	(325)	$ 4,831
Gaslog with counterparty DNB, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850	32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Gaslog with counterparty SEB, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850	32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Gaslog with counterparty Nordea, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850	$ 32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024